CONCESSIONS PAYABLE - Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 3,721,190	R$ 3,565,373
Current	166,273	250,971
Non-current	3,554,917	3,314,402
Disputed lease and concession [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	2,442,600	2,206,945
Disputed lease and concession [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	2,442,600	2,206,945
Lease Installment [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	940,215	1,067,256
Lease Installment [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	940,215	1,067,256
Concessions and Grants [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	338,375	291,172
Concessions and Grants [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	238,146	190,282
Concessions and Grants [Member] | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	68,487	76,191
Concessions and Grants [Member] | Rumo Malha Central S A [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 31,742	R$ 24,699